Changes in investments in subsidiaries: (Details) - Subsidiaries [member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Balance of investment at December 31, 2020	R$ 1
Share of loss until October 2021	(318)
Capital increase	1,211,789
Write-off of investment	(1,211,472)
Balance of investment at November 16, 2021